Property And Equipment	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Property And Equipment

5. PROPERTY AND EQUIPMENT

Property and equipment at December 31, 2016 and 2015 are as follows:

	2016	2015
Land	$9,992	$9,864
Buildings and improvements	5,133	5,896
Furniture and fixtures	11,998	10,587
Operating equipment	788,989	783,732

Total property and equipment	816,112	810,079

Accumulated depreciation	(403,104)	(379,869)

Property and equipment — net	$413,008	$430,210

Operating equipment of $9,299 was classified as held for sale, excluded from property and equipment, as of December 31, 2016. A $2,744 loss was recorded to (gain) loss on sale of assets—net for held for sale assets reclassified from property and equipment representing the fair value less cost to sell.

Depreciation expense was $61,694, $58,050 and $48,569, for the years ended December 31, 2016, 2015 and 2014, respectively.